LOANS TO THIRD PARTIES (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	¥ 97,874,144	$ 13,785,285	¥ 123,055,874
Less: Long term portion	(18,500,000)	(2,605,671)
Loans to third parties	¥ 79,374,144	$ 11,179,614	¥ 123,055,874